Income taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carried forward	$ 36,124,160	$ 35,414,853	$ 37,125,837
Tax rate	21.00%	21.00%	21.00%
Deferred income tax assets	$ 7,586,074	$ 7,437,119	$ 7,796,426
Valuation allowance	(7,586,074)	(7,437,119)	(7,796,426)
Net deferred income tax asset